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                         AEGON/TRANSAMERICA SERIES TRUST


 SUPPLEMENT DATED SEPTEMBER 6, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
             ("SAI") DATED JUNE 6, 2005, AS PREVIOUSLY SUPPLEMENTED

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                         CLARION REAL ESTATE SECURITIES

The following information supplements, amends and replaces the information regarding CLARION REAL ESTATE SECURITIES (THE "PORTFOLIO"):

        At a meeting held on July 26, 2005, the Board of Trustees of AEGON/Transamerica Series Trust approved a change of the Portfolio's name to "Clarion Global Real Estate Securities." Accordingly, effective November 1, 2005, all references to the Portfolio's old name in the SAI are hereby changed to "Clarion Global Real Estate Securities"

                                      * * *
                           VAN KAMPEN EMERGING GROWTH

The following information supplements, amends and replaces the information regarding VAN KAMPEN EMERGING GROWTH (THE "PORTFOLIO"):

        At a meeting held on July 26, 2005, the Board of Trustees of AEGON/Transamerica Series Trust approved a change of the Portfolio's name to "Van Kampen Mid-Cap Growth." Accordingly, effective November 1, 2005, all references to the Portfolio's old name in the SAI are hereby changed to "Van Kampen Mid-Cap Growth."

                                      * * *
      SELECT+ AGGRESSIVE, SELECT+ CONSERVATIVE AND SELECT+ GROWTH & INCOME

The following information supplements the information in the SAI regarding SELECT+ AGGRESSIVE, SELECT+ CONSERVATIVE AND SELECT+ GROWTH & INCOME:

        At a special meeting held on July 26, 2005, the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") approved an Agreement and Plan of Reorganization relating to the reorganization of Select+ Aggressive, Select+ Conservative and Select+ Growth & Income (each, an "Acquired Portfolio") with and into corresponding portfolios of ATST, Asset Allocation - Growth, Asset Allocation - Conservative and Asset Allocation - Moderate Growth, respectively (each, an "Acquiring Portfolio"). The portfolio's investment adviser, Transamerica Fund Advisors, Inc. ("TFAI") and/or its affiliates, and not the portfolios, will bear the entirety of the costs associated with the reorganizations.


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             INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE USE